Exception ID	Loan Number Selling Lender	Bwr Last Name	Exception Grade	Exception Code	Exception Message	Overridden Reason	Specific Lender Comments	Lender Comments	Exception ID Date	Condition Category	Condition Standardized Description	Condition Custom Description	Condition ID	Alternative Condition Grade	Status	Cleared Date	Compensating Factors	Lender Response	Comment
475596	861								01/08/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	Missing Missing Disclosure dated w/in 3 days of the COC dated 11/15/18 pg 287. Inspection fee of XXX was decreased to XXX and 2nd Inspection fee was added for XXX on 11/15/2018, -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2018-08-30: Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	TRID 0195	1	Closed	01/16/2019	Net tangible benefit - In addition to $46,968 cash in hand, proceeds paid off $6694 in debt and liens		01/16/18 Recd CD dated 11/15/18, finding cleared upon re submission.
475598	861								01/08/2019	Compliance	CD is not within 3 business days of Change of Circumstance.	CD dated 12/4/2018 is more than 3 days from date of COC (11/15/2018)	TRID 0163	1	Closed	01/16/2019	Net tangible benefit - In addition to $46,968 cash in hand, proceeds paid off $6694 in debt and liens		01/16/19 Recd CD dated 11/15/18.
477554	861								01/16/2019	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	Final CD reflects a Broker credit in the amount of $XXX for tolerance cure in section H. Appears that credit was reflected in Section due to the reimbursement being by the Broker however credit in section H does not meet the TRID requirements. TRID requirements mandate that any cures for fees over the legal limit be reflected in the 3 designated areas (Costs at closing/ Section J Lender Credits/ Calculating Cash to Close). - The total amount of Closing Disclosure 10% Category fees XXX increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2018-08-30, XXX. The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).	TRID 0124	2	Acknowledged		Net tangible benefit - In addition to $46,968 cash in hand, proceeds paid off $6694 in debt and liens		Client: EV2 Post Closing Corrective Action - Recd copy of corrective CD reflecting the RESPA cure of $11 disclosed properly and copy of email to the borrower to verify delivery.
470475	900								12/17/2018	Property	Subject Borrower does not match Appraisal Borrower Name	Borrower last name (Meservy) on appraisal is reflected as Merservy. The appraisal (pg. 113) reflects the following statement: Was advised by client to use spelling on public records. However, changed borrowers name from public record of Lisa Meservy to Lisa Merservy per revision request. The AKA statement does not reflect this name(pg. 390). Unable to determine which public record is referenced, all loan documentation, including Title work, reflects borrower last name as Meservy.	APPR 0009	2	Acknowledged		Low LTV/CLTV/HCLTV - 27.27% LTV, max permitted is 65%		Client: Override to EV2 due to Immaterial Issue.
474333	908								01/02/2019	Credit	Missing Business Purpose Attestation	Missing ODF Statement of Purpose signed by the borrower.	CRED 0112	1	Closed	01/09/2019	Established credit history - 30 years depth of credit with mid score of 767		01/07/18 Recd ODF Statement of Purpose letter.
470501	909								12/17/2018	Credit	Charge Offs have not been satisfied or paid off	Missing evidence the <2 year old collection (02/2017), Infinity Auto insurance in the amount of XXX (pg. 26), was paid off. It is not reflected on the Final CD (pg. 995).	CRED 0041	2	Acknowledged		Verified reserves - 5 months verified reserves		Mitigated Risk: Borrower has sufficient funds in reserves to pay the $outstanding balance of $50.
473769	1008								12/31/2018	Compliance	High Cost Failure	The loan fees XXX exceed the (FED2014) (Note Amount >=$21,032.00) fee limit, which is 5% of the Total Loan Amount XXX the difference is ($333.94). (12 CFR 1026.32).	HCOST 0001	1	Closed	01/24/2019	Established credit history - 11 years depth of credit with mid score of 633		01/03/18 Recd copy of 3rd party processing invoice.
473806	1008								12/31/2018	Compliance	Invalid Index Rate - Value is outside the acceptable range for Lookback Period	Review used base index of 2.56% per the closing instructions pg 427 -- Index Rate not within allowable values (2.66,2.73) for specified Index 1 Year US Treasury Constant Maturity (weekly) [UST1YW] within lookback period [45] for Loan Disbursement Date [2018-12-14]	COMP 0005	2	Acknowledged		Established credit history - 11 years depth of credit with mid score of 633		Client: EV2 Post Closing Corrective Action - Recd copy of updated Loan Details report reflecting a Base Index of 2.73 along with a Post Closing Corrective CD which sent to the borrower via email. No LOE explaining the reason for the changes included.
473841	1029								12/31/2018	Credit	Final 1003 Application is Incomplete	Co-borrower side (pg. 6 and 8) is incomplete.	APP 0002	1	Closed	01/25/2019	Net tangible benefit - Borrower received $188,334 cash in hand, after closing		01/25/18 Recd copy of complete final 1003 for the co-borrower along with a copy of an email from the borrower dated 01/24/19 confirming all of the changes were correct.
473885	1032								12/31/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	Final 1003 declarations section (pg. 9) reflects Borrower is a U.S. Citizen, his identification is a Permanent Resident (green) card (pg. 74).	APP 0006	1	Closed	01/09/2019	Low LTV/CLTV/HCLTV - 21.81% LTV, max permitted is 70%; Net tangible benefit - In addition to $50,961 cash in hand, proceeds paid off $67,343 in consumer debt and property tax liens		01/09/19 Recd copy of corrected 1003 reflecting borrower is a Permanent Resident not a US Citizen with an email from the borrower confirming that the changes are accurate.
469908	1051								12/14/2018	Property	Missing Final 442 Certificate of Completion with Final Photos	Missing 1004-D photos evidencing the list of repairs reflected on the Supplemental Addendum (pg. 141) have been completed.	APPR 0032	2	Acknowledged		Net tangible benefit - Borrower received $39,538 cash in hand, after closing; Established credit history - Employer confirmed Borrower has been on current job for 29 years		Client: Lender Acknowledged: Underwiring worksheet already commented on the repairs and waived per Magmt since borrower is getting cashback. This is a Fix N Flip loan on ODF. Bids in file and cash out used to make the repairs on the property.
461672	51	XXX	2	APP 0002 - Final 1003 Application is Incomplete	Initial loan application is not signed by the loan officer.	Client: Override to EV2 due to Immaterial Issue.
462674	51	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Seller's CD was not located in the file.	Client: Override to EV2 due to Immaterial Issue.
461775	868	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of the executed seller CD.	Client: Override to EV2 due to Immaterial Issue.
460536	878	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial loan application is not signed by the loan officer.	Client: Override to EV2 due to Immaterial Issue.
461038	884	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial loan application is not signed by the loan officer.	Client: Override to EV2 due to Immaterial Issue.
461261	886	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial loan application was not signed by Loan Officer.	Client: Override to EV2 due to Immaterial Issue.
461278	887	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Missing initial XXX executed by the LO.	Client: Override to EV2 due to Immaterial Issue.
462768	888	XXX	2	PROP 0002 - Property Type is prohibited	Lender approved exception: 3 unit Mixed-Use subject property per appraisal: Initial approval XXX ODF prior to XXX ODF+ program. Per LAW p4 approved by Sr Mngmt "Since file was approved prior to new program ODF+ Ok to proceeds per Sr Mngmt XXXX	Client: Lender Approved Exception.
462781	888	XXX	2	CRED 0082 - Income Documentation is Insufficient	Missing current lease: Current Lease for residential subject unit XXX is not provided for review. Form 216 (p139) reflects XXX/month however lease provided for review (p734) dated XXX for XXX/month. Account activity (p392) from XXX account reflects XXX deposit beginning XXX (p398 thru XXX).	Client: Override to EV2 due to Immaterial Issue.
462018	901	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial loan application is not signed by the loan officer.	Client: Override to EV2 due to Immaterial Issue.
464123	1021	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing the final executed seller CD. Only the Final Alta Settlement Statement (pg 858) was provided for review.	Client: Override to EV2 due to Immaterial Issue.
445083	798	XXX	2	PROP 0005 - Health and Safety Issue	(1) Per Appraiser, the lack of a fan hood over the stove, does post a health and safety concern. The appraiser recommends a fan hood to be place above the stove. **At the time of the inspection, the subject property was found to be in below average (C5) condition (additional commentary pg. 238).	Client: Override to EV2 due to Immaterial Issue for ODF Loan.
446502	806	XXX	2	TRID 0195 - Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	RESPA Cure disclosed improperly in Section H-- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Client: 10/29/18 Recd PCCD reflecting the RESPA cure properly disclosed with an email to the borrower. EV2 for post closing corrective action.	Recd PCCD reflecting the RESPA cure properly disclosed with an email to the borrower.
446689	807	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing Seller Closing Disclosure from the file provided for review.	Client: Override to EV2 due to Immaterial Issue.
445877	815	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial loan application is not signed by the Borrower or the Loan Officer.	Client: Override to EV2 due to Immaterial Issue.
446318	826	XXX	2	APPR 0027 - Missing Price of Last Sale	Property appears to be a Flip Transaction. Per the appraisal subject property has been transferred 3 times in the last 18 mths. Subject was sold/transferred on XXX by Sheriffs Sale for an undisclosed amount. Subject then sold/transferred on XXX Subject was sold/transferred on XXX via quick claim deed to the current owners/seller. No prior sales prices disclosed. Subject LTV of XXX is the max LTV allowed per the ODF Matrix.	Client: Override to EV2 value appears to be supported by the comps provided.
450733	865	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Seller's Closing Disclosure was not located in the file.	Client: Override to EV2 due to Immaterial Issue.
450865	984	XXX	2	TITL 0004 - Missing Final Title Policy for transaction greater than 120 days	Final Title Policy was not provided.	Client: Override to EV2 due to Immaterial Issue.
445199	986	XXX	2	APP 0002 - Final 1003 Application is Incomplete	The REO schedule (pg. 27) does not reflect the complete addresses for all properties listed.	Client: Override to EV2 due to Immaterial Issue, Non FNMA loan.
447798	1006	XXX	2	TRID 0195 - Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	RESPA Cure for the Credit Report fee improperly disclosed in section H (-$3) --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Client: EV2 Post closing corrective CD provided to the borrower with proof of delivery recieced 10/17/18.	10/17/18 Recd copy of Post Closing Corrective CD reflecting the RESPA cure of $3.00 disclosed properly.
443584	1045	XXX	2	TRID 0078 - Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated	The Last Closing Disclosure Total Interest Percentage (TIP) of XXX is greater than the system calculated TIP of (95.816%). The difference is XXX. The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (XXX). (12 CFR 1026.38(o)(5))	Client: Override to EV2 due to Immaterial Issue, TIP is over disclosed.
445388	1046	XXX	2	TRID 0196 - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	Final CD does not reflects any sales commissions paid to the listing or selling agents.	Client: Override to EV2 due to Immaterial Issue.
405687	746	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Copy of Alta Settlement Statement only (pg. 699).	Client: Override to EV2 due to Immaterial Issue.
406180	722	XXX	2	APP 0006 - Discrepancy between 1003 and documentation stated and/or verified in file	Final 1003 (pg. 5) reflects Borrower has been on current job with XXX for XXX years. The WVOE (pg. 146) Employer LOE (pg. 950) both reflect her date of Employment/Hire was XXX	Client: Override to EV2 due to Immaterial Issue.
316887	436	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
318989	436	XXX	2	TRID 0196 - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	Missing seller CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
326022	510	XXX	2	GIDE 0001 - Guideline Exception(s)	Loan amount exceeds $1,000,000 which requires Sr Management approval: Loan amount pr Note Pg 952 loan amount XXX Approval Pg 1 and Underwriting worksheet pg 4 does not include approval by senior management as required.	Client: EV2 per CSC this is only an internal requirement.
327866	932	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of executed seller CD.	Client: Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.

316881	436	XXX	2	TRID 0150 - CD Closing Information Section is Deficient	Disbursement date on final CD p 600 shows disbursement date as XXX while interest collected from date is 6/30/17 to 7/1/17	Client: EV2 ) No statuary or assignee liability.
317229	436	XXX	2	HUD 0010 - Excessive Seller Contribution	Seller contribution of XXX is 4.09% with a max allowed of 3% for Non-Owner Occupied properties per the Citadel guidelines.	Client: Finding remains and will be downgraded to an EV2. Gift letter in file is only for the down payment of 41,250 which only covers the down payment and does not include the closing costs and prepaids. A revised gift letter should have been obtained and the CD should have reflected as updated gift amount.	08/02/17 Recd LOE from the lender: "No closing assets are required from the borrower. Down payment is from a gift of equity, the closing costs are going to be covered by the seller."**Finding remains and will be downgraded to an EV2. Gift letter in file is only for the down payment of XXX which only covers the down payment and does not include the closing costs and prepaids. A revised gift letter should have been obtained and the CD should have reflected as updated gift amount.
317233	436	XXX	2	CRED 0093 - Credit Documentation is Insufficient	Missing final executed sales contracting reflecting the seller paid closing costs of XXX as reflected on the final CD (pg. 612). Contract (pg. 360) does not reflect any seller paid closing costs or prepaids. (Note Seller gifted equity of XXX per gift letter pg 354, no revised letter reflecting the additional funds found in file)	Mitigated Risk: Finding downgraded to an EV2- Gift letter in file is only for the down payment of 41,250 which only covers the down payment and does not include the closing costs and prepaids. A revised gift letter should have been obtained and the CD should have reflected as updated gift amount.	08/02/17 Recd LOE from the lender: "No closing assets are required from the borrower. Down payment is from a gift of equity, the closing costs are going to be covered by the seller."**Finding remains and will be downgraded to an EV2. Gift letter in file is only for the down payment of XXX which only covers the down payment and does not include the closing costs and prepaids. A revised gift letter should have been obtained and the CD should have reflected as updated gift amount.
315644	493	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of the final seller executed CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
315647	493	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence borrower received a Federal Privacy Notice.	Client: Override EV2
323952	505	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	File Missing Seller CD or estimated combined HUD	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them.
325143	515	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing a copy of the Seller's CD in the file provided for review.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
315844	18	XXX	2	ROR 0011 - Right of Recission Is Not on Correct Form	Subject transaction is a lender to lender refinance in the state of XXX and the H8 from was utilized instead of the H9 form.	Client: EV2 subject property is not located in a state that requires the H9.
315845	18	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence borrower was provided the Federal Privacy Notice.	Client: Override EV2
317644	466	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
317758	467	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2.
317406	483	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
314351	484	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No seller CD or combined HUD found in file.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required
319025	498	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
319204	511	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Overridden to an EV2.
319043	511	XXX	3	CRED 0004 - Back-end Ratio exception (DTI)	2.05% DTI exception to 50% max permitted, Lender approved XXX Variance is DTI is due to rental loss. Review DTI is based on figures from lease agreement (pg. 139 ) which ends XXX and PITI from mortgage statement (pg. 120).		07/19/17 Recd from lender: The REO mortgage with Specialized Loan Servicing was actually paid off through the close of this loan. It is on the CD, Sec K-04 and payoff demand, which will be uploaded. Only the taxes and interest were included since the mortgage ($8K balance) was paid off. **Unable to clear DTI with Taxes and insurance included is > than 50%. Subject loan is a bank statement loan and the last three (3) months bank statements reflecting rental deposits of $2350 were not provided for review. Per the g/l For bank statement loans that have REOs where rental income is needed, the existing bank statements will be used for all income. However, if the rental income is deposited to another bank account, we will require the last three (3) months bank statements for the new account and each of the rental amounts must show as deposits. If we can clearly see the rental income being consistently deposited, we will use the rental income and net it against the PITI payment for qualification.
321203	513	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence borrowers were provided with the Federal Privacy Notice.	Client: Override EV2
288569	377	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No copy of Seller CD or a HUD in file with Seller charges.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting
288775	377	XXX	3	TRID 0124 - Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	Missing a valid Change of Circumstance to support the increase / and / or addition of fees. Inital LE pg 494 has XXX for Recording Fee while the Final CD dated 3717 XXX XXX The total amount of Closing Disclosure 10% Category fees XXX increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XXX, (XXX). The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).	04/21/17 - Recd duplicate copy of the PCCD however unable to clear, missing is proof of borrower refund of $4.82 reflected as credit for increase in Closing Costs above legal limit, with letter of explanation to the borrower and proof of trackable delivery to confirm borrower receipt. Upon receipt of missing items, TRID 0124 Exception can be overridden to EV2 level due to corrective CD process.

03/23/17 - Recd duplicate copy of the PCCD however unable to clear, missing is proof of borrower refund of $4.82 reflected as credit for increase in Closing Costs above legal limit, with letter of explanation to the borrower and proof of trackable delivery to confirm borrower receipt. Upon receipt of missing items, TRID 0124 Exception can be overridden to EV2 level due to corrective CD process.

							3/14/17- TRID0124: PCCD has been uploaded. Received a Post Closing CD date issued on 3/13/17. ** Unable to clear, missing is proof of borrower refund of $4.82 reflected as credit for increase in Closing Costs above legal limit, with letter of explanation to the borrower and proof of trackable delivery to confirm borrower receipt. Upon receipt of missing items, TRID 0124 Exception can be overridden to EV2 level due to corrective CD process.
292714	386	XXX	3	CRED 0082 - Income Documentation is Insufficient	Missing acceptable documentation to verify 2 yrs self-employment. Per the guideline a copy of the business license covering the current business year as of the date of application or a CPA letter must be obtained to verify self-employment history. File only contains a copy of a Certificate of Ownership for Unincorporated Business or Profession that was filed XXX. No documentation to verify business is still currently operating other than bank statements located in the file.	04/21/17: Recd from lender: CRED0082: CSC is ok with the document Cert of Ownership as verification of business ownership. This document was recorded 2009 and states that its good for 10 yrs. CSC also considers this document a Fictitious Name Business filing. Unable to accept the "Cert of Ownership as verification of business ownership. This document was recorded 2009 and although it states that its good for 10 yrs. it does not meet the guidelines: Does CSC want to acknowledge and accept this documentation as an exception to the guidelines? Per the g/l Documentation to support the borrower's self-employment in a legitimate and active business covering the most recent two (2) years, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc and Stated Income). CSC will accept the items listed below to support the borrower's self-employed business.One (1) item from the following list may be used for verification of a current and active business. 1. Copy of the business license covering the current business year as of the date of the application.

2. Tax Preparers Letter:  Letter must be on tax preparer's letterhead;   Tax preparers license verification, from municipal, state or federal licensing boards or proof of their business existence; and  Signed letter from the borrower's tax preparer, explaining tax preparer's relationship to the business and personal knowledge of the length of time the business has been in existence.

04/05/17 Recd from lender.  Since the UW Sheet shows the calculation method of income in the Doc Type is Bank Stmts, full 2 year bank statement requirement would  be acceptable proof of self-employment, and Certificate of Ownership provided would  proof the existence of business .  Unable to clear if current business license is not available would need a CPA Letter as required by g/l for acceptable evidence of Self-Employed Business.  (IX. ACCEPTABLE EVIDENCE OF SELF-EMPLOYED BUSINESS- Documentation to support the borrower self-employment in a legitimate and active business covering the most recent two (2) years, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc and Stated Income). CSC will accept the items listed below to support the borrowers self-employed business. One (1) item from the following list may be used for verification of a current and active business.  1. Copy of the business license covering the current business year as of the date of the application. 2. Tax Preparers Letter: Letter must be on tax preparers letterhead; Tax preparers license verification, from municipal, state or federal licensing boards or proof of their business existence, and Signed letter from the borrowers tax preparer, explaining tax preparers relationship to the business and personal knowledge of the length of time the business has been in existence.

							04/07/17 Recd from lender-CSC is ok with the document Ã???Ã??Ã?¢?? Cert of OwnershipÃ???Ã??Ã?¢?? as verification of business ownership. This document was recorded 2009 and states that its good for 10 yrs. CSC also considers this document a Fictitious Name Business filing.
296206	407	XXX	3	HCOST 0001 - High Cost Failure	The loan fees ($%,831.76) exceed the NJ High Cost fee limit, which is ($5,587.57) the difference is ($244.19).		04/17/17 Recd copy of the loan detais report from 03/03/17, Need the Loan Details report that corresponds w/the CD issued 04/0/17. (Review used base index of 1.060% from the LDR dated 03/16/17 pg 376)
296004	413	XXX	3	CRED 0082 - Income Documentation is Insufficient	1) Missing February 2017 bank statement for Chase business acct ending XXX Review is unable to confirm XXX deposit used to qualify per Bank Statement Summary Worksheet (pg 5).

					2) Missing evidence to support borrower ownership of XXX used to qualify. Per CPA Letter (pg 109), borrower is XXX shareholder of Millennium Painting & Pressure Cleaning Inc.
296022	413	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial 10003 (pg 19) is not signed by L.O. and borrower.	Client: EV2 executed Final 1003 in file.
296025	413	XXX	3	APP 0002 - Final 1003 Application is Incomplete	Final 1003 (pg 30) Section V Income and Housing Expenses Section and REO Section does not match figures from Underwriter Mark Up 1003 and Loan Approval Worksheet. Per Loan Approval cond 7004, Broker to provide Final typed 1003 according to the u/w mark up.
296035	413	XXX	3	APPR 0030 - Lender Review Variance is not within tolerance.	Missing 1007 Rental Survey on subject due to investment property. 1007 required per cond # XXX
296168	422	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Copy of Seller Closing Disclosure not provided in file.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
304127	423	XXX	2	TRID 0196 - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	No Real Estate Commission on final CD. However the Seller CD pg 741 show Real Estate Commission paid.	Client: Override EV2
304148	423	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
304391	414	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of executed seller CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
304548	17	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
304603	417	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
305713	434	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
306076	444	XXX	2	CRED 0003 - Credit Score (FICO) exception	Mid score of 486 on Lender's credit report is less than minimum of 500+ required by guidelines. Lender acknowledged score less than required.	Client: EV2 - Lender approved exception per UW Wks pg. 3/630.
306115	454	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence borrower was provided a Federal Privacy Notice.	Client: Override EV2
307125	457	XXX	2	TRID 0196 - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	Final CD pg 884 does not indicate any Real Estate Commission paid to the listing or selling agents Elite Realty or Regency Realty.	Client: Override EV2
307143	457	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No Seller CD found in file nor a combined HUD	Client: Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
307144	457	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
308237	470	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No Seller CD found or HUD (combined) showing seller fees	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
308259	470	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: Override EV2
308390	473	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of final executed seller seller CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
308420	452	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of Seller Closing Disclosure	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
308021	468	XXX	2	FACT 0001 - Borrower(s) did not receive Notice to Home Loan Applicant	Unable to locate in the file	Client: Override EV2
308432	452	XXX	2	TRID 0126 - Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	The Seller Credits disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate of XXX to the Final Amount on the Closing Disclosure of XXX The Did this Change indicator should reflect that the amount has not changed. Post Closing CD (pg 520) Did this change indicator incorrectly states amount has changed.	Client: Override EV2
295754	392	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: EV2 per client.
295753	392	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No Seller CD or Combined HUD found	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
295118	351	XXX	2	TRID 0187 - Missing Evidence of Initial Disclosure(s)	Missing evidence that the borrower was provided w/a Federal Privacy Notice.	Client: EV2 per client.
295106	351	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No seller CD or Combined HUD found in file.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
292071	388	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of Final Seller CD. Seller Closing Disclosure provided in file is marked as Estimated (pg 814).	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
292111	393	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Missing executed initial 1003/Application. Application provided is neither signed by the originator nor borrowers (pg 30).	Client: EV2 Final 1003 executed by the borrower and broker in file (pg. 43).
292115	393	XXX	2	APRV 0010 - Underwriting Loan Approval is Deficient	Income calculated on Bank Statement/Income Analysis Worksheet (pg 4) does not match income used to qualify. Worksheet reflects calculated income of XXX/mo however, income used to qualify is XXX/mo Review utilized the lower of the two income. Additionally, Bank Statement/Income Analysis Worksheet did not include the most recent January and February XXX deposits although they were provided in file (pgs 856 and 875). Worksheet reflects January 2015 through December 2016 calculation. Qualifying income of XXX is still supported using March 2015 through February 2017 24 months average.

					Please note: Initial 1003 reflects income of XXX mo and LOE states XXX/mo.	Client: EV2- Income used to qualify is more conservative.
292107	393	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Seller Closing Disclosure not found in file.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
291288	395	XXX	2	GIDE 0001 - Guideline Exception(s)	Subject loan amount of XXX Per ODF Matrix, minimum loan amount required is XXX An e-mail correspondence print out was provided in file (pg 16) showing a XXX approved the loan amount.	Client: EV2- Lender acknowledged exception.
292230	403	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of the final executed seller CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
291972	404	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of final executed seller CD. Copy of the executed seller Settlement Statement was provided in file pg. 1072.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
280050	13	XXX	2	APP 0004 - Initial 1003 Application is Incomplete	Initial 1003 is not signed and dated by the loan officer. Review used the initial app date of XXX from the loan detail report (534).	Client: EV2- Final App is executed by borrower.
280051	13	XXX	2	ROR 0011 - Right of Recission Is Not on Correct Form	ROR form utilized was H8 however because subject is a lender to lender transaction the H9 for should have been used. (State FL)	Client: EV2- Not property is not located in a mandatory state.
280027	327	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No Sellers Closing disclosure was provided in the image file.	Client: Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addessed in our last meeting.

281629	352	XXX	3	TRID 0088 - Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	The disclosed finance charge XXX is XXX below the actual finance charge XXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
281632	352	XXX	3	TRID 0077 - Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	The Last Closing Disclosure Total Interest Percentage (TIP) of XXX is less than the system calculated TIP of (158.9%). The difference is XXX. The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: XXX. (12 CFR 1026.38(o)(5))
280335	360	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of Seller CD.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.

						Lender Comments- TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
280475	360	XXX	3	CRED 0083 - Asset Documentation is Insufficient	Missing source of funds for XXX deposit on XXX into the borrowers XXX FCU account (pg. 359). Per the guidelines Section 4.6 Verification of Assets/Funds Funds to close are to be properly verified on purchase-money transactions and where applicable on rate / term refinances. (No corresponding transfers or checks from the borrowers BOA business account located pg.333)		CRED0083: The deposit in question is outside the 60 day guideline and therefore not required to be scrutinized.**Unable to clear, only one statement covering 10/01/16-12/31/16 provided for review thus funds were not seasoned for 60 days based on the statements provided for review.
281686	368	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No Seller Closing Disclosure was provided in the image file.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.	TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting. Overridden to an EV2.
281711	368	XXX	2	COMP 0016 - HPML Loan	The loan's XXX APR equals or exceeds the Federal HPML threshold of (5.16%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (3.66%).(12 CFR 1026.35(a)(1)(i))	Client: EV2-CSC is a Non-Prime lender and surpass the Section 35 threshold purposefully. Further, we are in compliance with Section 35Ã?¢??s requirements Ã?¢?? Most of our loans are section 35 and this is the reason why we escrow/impound all of our loans as stated in Section 1026.35. Therefore, the Rating for listed loans should be downgraded to "2" for this matter.
267862	320	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of Seller CD, needed to verify seller-paid fees. Estimated Settlement Statement only in file pg 975.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
267877	320	XXX	3	TRID 0022 - Last Loan Estimate Received Date and Consummation Date	The last Loan Estimate Received Date of (2016-11-21) is not 4 business days before the consummation date of XXX. Based upon the Loan Estimate Received Date, the consummation date cannot be before (2016-11-26). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than 4 business days before consummation. (12 CFR 1026.19(e)(4)(ii))- Acknowledgement of CSC re-disclosures pg. 814.		12/16/16 Recd copy of lender re disclosures dated 11/18/16, unable to clear as the Acknowledgment of CSC Re-Disclosures were not received from the borrower until 11/21/16 per email on pg. 814 of the loan file.
269013	322	XXX	3	TRID 0089 - Disclosed Finance Charge Must Be >= Actual Finance Charge - $35	The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) **RESPA UNDER DISCLOSURE** Unable to determine the cause of the XXX under disclosure, unable to locate a Loan Detail Report that corresponds with the post closing dated 12/01/16 on pg. 693.**
269015	322	XXX	3	TRID 0086 - Closed-End Finance Charge Rescission Tolerance	The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) **RESPA UNDER DISCLOSURE** Unable to determine the cause of the XXX under disclosure, unable to locate a Loan Detail Report that corresponds with the post closing dated 12/01/16 on pg. 693.**		12/16/16 Recd copy of Lender Re Disclosures on 11/07/16. This loan is under disclosed, there is NOT an Zero or 10% tolerance violation. Please see the attached Compliance Findings Report. Would Need the Loan Details Report that corresponds with the final CD to determine the cause of the under disclosure. If uderdisclosure is valid would need copy of refund check to the b with documentation to verify proof of delivery to the borrower with a Letter of explanation for the refund / re disclosure.
270144	323	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No evidence of Seller CD or Final HUD	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
263128	296	XXX	2	TRID 0140 - LE or CD Transaction Information Section is Deficient	CD issued 10/25/16(p.769) is missing Seller Name under Transaction Information section.	Client: EV2- Seller names reflected on the executed CD pg 776 and the post funding CD pg. 789.
263131	296	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing Seller CD, needed to verify seller-paid fees.	Client: Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2.	11/08/16 Recd from lender: TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
263221	296	XXX	2	APP 0006 - Discrepancy between 1003 and documentation stated and/or verified in file	Per the initial (23) and final 1003 (35) borrower has rented his current residence at XXX for XXX yrs and per the declarations has not had any property ownership in the last XXX yrs. Per the VOM's in the file borrower owns 2 properties. VOM (pg 86) is for the borrowr's current residence. Per the VOM pg 87 Borrower as owns another property at XXX. Ownership for both properties also verified via search for owner on the XXX, TX appraisal district website. "XXX on the XXX"	Mitigated Risk: EV2- Borrower qualified w/full PITI from both properties.
266035	315	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of final executed seller CD, unable to verify seller paid fees.	Client: EV2- Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.
262960	284	XXX	2	TRID 0140 - LE or CD Transaction Information Section is Deficient	All CD's issued (10/21/16 p.731, 10/24/16 p.738, 11/01/16(p.743) are missing the Seller(s) Name under transaction information section.	Client: EV2 - Corrected CD reflecting the Seller(s) names was sent to the borrower via email on 11/15/16.	11/08/16 Recd copy of CD dated 11/07/16 reflecting the seller. Missing is proof of trackable delivery to confirm borrower receipt and a letter addressing reason for re-disclosure.
262977	284	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing Seller CD to verify seller-paid fees.	Client: Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2.	11/08/16 Per lender-CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
263923	293	XXX	3	CRED 0006 - Missing Employment doc (VVOE)	Missing VVOE for Borrowers 2nd job at the XXXX w/in 72 hrs of closing/funding on 10/31/16. (Only 1 VVOE in file pg 347 is for primary employer XXXX group)		11/16/16 Recd duplicate copy of VVOE for XXXX group, missing is VVOE for XXXX.
263931	293	XXX	2	CRED 0001 - Unacceptable Mortgage History	VOM was expired at the time of closing. VOM (pg 61) is dated 08/17/16 and per the g/ls can be no more than 30 days at the time of closing, loan funded 10/31/16.	Mitigated Risk: Payoff dated 09/23/16 (pg 156) reflects next payment due is 10/01/16 so loan was current at the time of closing on 10/31/16)
264154	311	XXX	2	CRED 0015 - Questionable Occupancy	Hazard policy (pg. 731) does not reflect that personal contents are covers, dwelling only.	Mitigated Risk: EV2 based on comp factors.
264449	300	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	No copy of Seller CD found in file	Client: Missing Seller executed CD, Per SFIG RMBS 3.0 grade EV2., CSC does not have a policy that the seller CD is required.	TRID 0193: CSC does not issue a Seller CD & never has. The Seller is not out client, therefore we reserve the right to not issue a CD to them. This issue was addressed in our last meeting.
256704	258	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing copy of the executed final seller CD.	Mitigated Risk: IB EV2 - Obtaining copies of the seller executed CD is best practice. Per SFIG RMBS 3.0 grade EV2.
256773	258	XXX	2	TRID 0140 - LE or CD Transaction Information Section is Deficient	CD's issued 9/19/16(494), 9/20/16(p.501) and 9/29/16(p.506) is missing Seller Name.	Mitigated Risk: IB EV2- Including all information on the CD is best practice. Per SFIG RMBS 3.0 grade EV2.
258471	249	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing Seller CD to confirm seller-obligated fees.	Client: EV2 Best practice is to obtain a copy of the Seller executed CD. Per SFIG RMBS 3.0 grade EV2.	10/25/16 Recd response from lender: We do not issue a seller CD. What the borrower receives as the CD is what the seller receives. Please remove exception.
258615	249	XXX	2	APRV 0010 - Underwriting Loan Approval is Deficient	Approval and Final CD reference an escrow hold back in the amount of XXX for replacement of the garage door with Repairs to be completed w/in 30 days of closing. Guidelines to not address if Escrow Hold Backs are or are not acceptable. Condition # XXX reflects approval was granted by CSC management. (Approval Conditions /Termite 843, Hold back agreement 1034-1036,)	Client: Lender Acknowledged Exception
258814	269	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing executed seller Closing disclosure to verify seller obligated fees.	Client: Best practice is to obtain a copy of the Seller executed CD. Per SFIG RMBS 3.0 grade EV2	10/25/16 Recd from lender: We do not issue a seller CD. What the borrower receives as the CD is what the seller receives. Please remove exception.
258920	269	XXX	3	CRED 0083 - Asset Documentation is Insufficient	Missing verification of large deposits.-Unable to verify the source of the XXX originally deposited on XXX to Account #XXX. Lender Approval (pg 2) notes the following large deposits to be sourced and seasoned: XXX on XXX $XXX on XXX, $XXX on XXX, $XXX on XXX. Documentation in file to source $XXX deposited on XXX, XXX on XXX, and XXX on XXX.	10/26/16 Recd copy of statement for #1814 to source $50K deposit however documentation is not sufficient to clear the finding. Need the source of the $50K deposited in to the xxx #6133 (see statement ending 07/14/16 pgs 150-156 pg 4/7).

							10/28/16: Quoted guideline under Section 6.4 is (a) in the Asset Section, whereas Section 5 addresses the income, (b) quote is being misinterpreted that the source of funds must be verified incorrectly as source of [accounts deposited] funds [individually] must be verified whereas I wrote the guideline source [account for] funds must be verified so we know that the funds are the Borrowers compared to potential gift funds or a third party bringing in the funds to close. Please rescind the exception.** Unable to clear exception- Unable to verify the funds from the large deposits are the borrowers and not potential gift funds or a third party bringing in the funds to close.
254649	266	XXX	2	TRID 0119 - Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXX: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). * The appraisal fee increase from XXX to XXX	Client: EV2-Corrected CD dated 10/07/16 and does reflect the lender credit however no documentation provided to verify that the difference was refunded to the borrower and that the check was sent in a traceable delivery source. Documentation provided does not confirm borrower receipt of refund check in amount of $350 with a letter of explanation to confirm reason for re-disclosure and refund check. Missing is evidence of check copy, proof of trackable delivery to confirm borrower receipt of the refund check and a letter addressing reason for re-disclosure and refund.	10/18/16 Recd lender response on the fee variance- The LE is disclosed as a borrower did not shop for charges. When disclosing the CD we change them to borrower did shop for which allows for the variances without having a CIC or cures. This is a CSC policy,

							Corrected CD dated 10/07/16 and does reflect the lender credit however no documentation provided to verify that the difference was refunded to the borrower and that the check was sent in a traceable delivery source. Documentation provided does not confirm borrower receipt of refund check in amount of $350 with a letter of explanation to confirm reason for re-disclosure and refund check. Missing is evidence of check copy, proof of trackable delivery to confirm borrower receipt of the refund check and a letter addressing reason for re-disclosure and refund.
257356	247	XXX	2	TRID 0124 - Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	The total amount of Closing Disclosure 10% Category fees XXX increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). Missing a valid Change of Circumstance to support the increase / and / or addition of fees. There is a lender credit on the final post closing CD dated XXX pg 504 that shows a credit for XXX due to increase in closing costs above the legal limit. The XXX shows as a credit on the other CD's in file but credit us under section H.	Mitigated Risk: Final CD reflects a Broker credit in section H. Credits are normally reflected in Section L Other Credits. Appears that credit was reflected in Section due to the reimbursement being by the Broker.
257205	257	XXX	2	TRID 0191 - Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	Intent to Proceed date XXX (pg 452) is outside of 10 general business days from the Lender issued LE dated XXX (pg 396).	Mitigated Risk: EV2 as No tolerance violation or proof fees were charged prior to Intent to Proceed.
257269	257	XXX	2	APP 0006 - Discrepancy between 1003 and documentation stated and/or verified in file	Final 1003/Application (pg 45) lists qualifying income for B1 of $8536.50, however, loan was approved with monthly income of XXX per the approval and bank statement summary (pg 3/4).	Client: EV2 Executed 1003 in file
257863	254	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing a copy of the Sellers CD for subject transaction.	Mitigated Risk: EV2- Best practice is to obtain a copy of the Seller executed CD. Per SFIG RMBS 3.0 grade EV2.
258844	256	XXX	3	CRED 0083 - Asset Documentation is Insufficient	Missing documentation to verify the source large deposits into the borrowers XXX Acct used to calculate income and for funds to close. Statements from XXX reflect multiple deposits greater than XXX that are not sourced.		10/27/16 Recd from lender: CRED 0083: The deposits for self-employed income on personal or business bank statements is not sourced. The borrowers business may have erratic payment schedules or may not follow a traditional 30 cycle so we do not track those since we are only interested in an overall average of the income over the last 24 months. The rate sheet from 7/11 has been uploaded and the pricing can be followed from that to the UW Sheet. CPA letter and license verification have been uploaded. * Unable to clear Per section 6.4 Verification of Assets / Funds for loan w/an LTV > 65.01% The SOURCE of funds must be verified. A maximum variance of 1% of the subject loan amount is allowable for the necessary funds-to-close versus the final asset statements. (Subject loan 320K / 1% $3200) Statements from 09/14-08/16 reflect multiple deposits greater than 30K that are not sourced.
254568	266	XXX	3	APP 0001 - Missing Final 1003 Application	Missing the final executed 1003.
255551	274	XXX	3	APP 0001 - Missing Final 1003 Application	Missing executed Final 1003 application
256651	271	XXX	3	APP 0001 - Missing Final 1003 Application	Missing the final executed 1003. 1003 labeled as the final(p.25) is dated same date as initial application date of XXX
256669	271	XXX	2	TRID 0193 - Missing evidence of the Seller Closing Disclosure	Missing Seller CD from file, needed to confirm seller obligated fees.	Client: IB EV2-Best practice is to obtain a copy of the Seller executed CD. Per SFIG RMBS 3.0 grade EV2.